Schedule II - Valuation and Qualifying Accounts Scedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Allowance for Doubtful Accounts, Current [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	[1]	$ 3		$ 6		$ 6
Valuation Allowances and Reserves, Additions for Charges to Cost and Expense	[1]	0		0		5
Valuation Allowances and Reserves, Additions to Charges to Other Accounts	[1]	0		0		0
Valuation Allowances and Reserves, Deductions	[1]	(1)		(3)		(5)
Ending Balance	[1]	2		3		6
Deferred tax asset valuation allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	[2]	151	[3]	124	[4]	118	[4]
Valuation Allowances and Reserves, Additions for Charges to Cost and Expense	[2]	44	[3]	26		3	[4]
Valuation Allowances and Reserves, Additions to Charges to Other Accounts	[2]			1		3	[4]
Valuation Allowances and Reserves, Deductions	[2]	0	[3]	0		0	[4]
Ending Balance	[2]	195	[3]	151	[3]	124	[4]
Price-risk management credit reserves-assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	[1],[5]	0		1		1
Valuation Allowances and Reserves, Additions for Charges to Cost and Expense	[1],[5]			0		0
Valuation Allowances and Reserves, Additions to Charges to Other Accounts	[1],[5]			(1)
Valuation Allowances and Reserves, Deductions	[1],[5]			0		0
Ending Balance	[1],[5]			0		1
Price-risk management credit reserves-liabilities [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	[5],[6]	5		0
Valuation Allowances and Reserves, Additions for Charges to Cost and Expense	[5],[6]	0		0
Valuation Allowances and Reserves, Additions to Charges to Other Accounts	[5],[6]	(1)		5
Valuation Allowances and Reserves, Deductions	[5],[6]	0		0
Ending Balance	[5],[6]	$ 4		$ 5		$ 0

[1]	Deducted from related assets.
[2]	Deducted from related assets with a portion included in assets held for sale.
[3]	Includes impact of the Tax Cuts and Jobs Act enacted rate reduction.
[4]	Includes RKI Acquisition.
[5]	Included in revenues.
[6]	Deducted from related liabilities.